Pension and Postretirement Expense Level 4 (Details) - Change in Benefit Obligations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 286	$ 278
Service cost	3	2	3
Interest cost	12	14	15
Actuarial losses	25	14
Foreign currency exchange rate changes	0	0
Benefits paid	(19)	(22)
Plan amendments	2	0
Employee contributions	0	0
Benefit obligation at end of year	309	286	278
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	200	207
Actual return on plan assets	25	0
Foreign currency exchange rate changes	0	0
Employer contributions	19	15
Fair value of plan assets at end of year	225	200	207
Funded status of the plan at end of year	(84)	(86)
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	318	308
Service cost	8	8	8
Interest cost	17	17	15
Actuarial losses	143	3
Foreign currency exchange rate changes	6	(11)
Benefits paid	(9)	(8)
Plan amendments	0	0
Employee contributions	1	1
Benefit obligation at end of year	484	318	308
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	231	201
Actual return on plan assets	36	25
Foreign currency exchange rate changes	5	(9)
Employer contributions	14	21
Fair value of plan assets at end of year	278	231	201
Funded status of the plan at end of year	(206)	(87)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	14	13
Service cost	0	0	0
Interest cost	1	1	1
Actuarial losses	0	1
Foreign currency exchange rate changes	0	0
Benefits paid	0	(1)
Plan amendments	0	0
Employee contributions	0	0
Benefit obligation at end of year	15	14	13
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	0	1
Fair value of plan assets at end of year	0	0	0
Funded status of the plan at end of year	(15)	(14)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	6	6
Service cost	1	0	0
Interest cost	0	0	0
Actuarial losses	2	0
Foreign currency exchange rate changes	0	0
Benefits paid	0	0
Plan amendments	0	0
Employee contributions	0	0
Benefit obligation at end of year	9	6	6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	1	0
Fair value of plan assets at end of year	1	0	0
Funded status of the plan at end of year	$ (8)	$ (6)